INCOME TAX BENEFIT (EXPENSE) (Tax Rate Reconciliation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Income tax computed at applicable tax rates (25%)	$ (17,811)	(110,963)	(51,040)	4,680
Effect of different tax rates in different jurisdictions	(937)	(5,837)	(13,807)	4,347
Non-deductible expenses	31	191	(3,470)	526
Effect of expired tax losses				1,030
Other adjustments	(16)	(100)	(231)	135
Changes in valuation allowance	18,733	116,709	92,874	(22,779)
Income Tax Expense (Benefit), Total			24,326	(12,061)